Cash and deposits with financial institutions	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Cash and deposits with financial institutions
6.	Cash and deposits with financial institutions

	As at
($ millions)	July 31 2022		April 30 2022		October 31 2021
Cash and non-interest-bearing deposits with financial institutions	$9,413		$10,643		$9,693
Interest-bearing deposits with financial institutions	58,302		75,267		76,630
Total	$67,715	(1)	$85,910	(1)	$86,323	(1)
(1)	Net of allowances of $3 (April 30, 2022 – $2; October 31, 2021 – $1).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,308 million (April 30, 2022 – $5,634 million; October 31, 2021 – $5,719 million) and are included above.